Convertible Notes	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Convertible Notes [Abstract]
Convertible Notes

Note 2 – Convertible Notes

Between August 5, 2024, and August 27, 2024, we issued convertible promissory notes in the aggregate principal amount of $3.1 million to 10 accredited investors, pursuant to a private note financing. The Notes were set to mature in June 2026 and did not carry any interest. The Notes were convertible into shares of the Company’s common stock par value $0.0001 per share (the “Common Stock”) upon the occurrence of certain events, (i.e., qualified financing resulting in at least $5.0 million to the Company, if the Common Stock was uplisted to a national securities exchange or if neither of those such events occurred prior to the maturity date, (together with Sale of the Company (as hereinafter defined), a “Conversion Event”)). In the event the Company did not complete a qualified financing or uplist at or before the maturity date, the outstanding balance of the Notes shall automatically convert without any further action by the Holder into shares of the Company’s common stock at a conversion price equal to eighty-five percent (85%) to the VWAP of the Common Stock on the OTC Markets for the five trading days immediately prior to maturity date. The Note also provided that if there was a Sale of the Company, as defined in the Note, the Holder could elect to receive a cash payment equal to the aggregate amount of principal then outstanding under such Holder’s Note or convert the Note into shares of Common Stock equal to 85% of the VWAP of the Common Stock on the OTC Markets for the five trading days immediately prior to the Sale of the Company. Although the conversion price was dependent upon the type of Conversion Event that occurred, the Note carried a ceiling and floor price: the applicable conversion price was not lower than 85% of the 5-day VWAP on the applicable Closing Date (the “Floor Price”) nor was the applicable conversion price be higher than $3.50 per share (the “Ceiling Price”); the Floor Price and Ceiling Price shall automatically adjust in the event of a stock split or consolidation by the Company. Since the Floor Price was tied to the Closing Date, the Floor Price differed for investors who were part of different closings. The Floor Price for the investors who participated in the closings was equal to $2.47 or $2.68 per share. The Investors were granted piggyback registration rights for the shares of Common Stock underlying the Note.

The Note Purchase Agreement also contained customary representations and warranties of the Company and the Investors, indemnification obligations of the Company, termination provisions, and other obligations and rights of the parties.

The Company analyzed the embedded features of the convertible notes, and the debt discount is being amortized over the term of the convertible notes using the effective interest method and the derivative liabilities are marked-to-market at each reporting date.

On March 25, 2025, the Company determined that a Conversion Event had occurred pursuant to the terms of the Notes. As a result, certain holders elected to convert their Notes at the applicable Ceiling Price of $3.50 per share, resulting in the issuance of an aggregate of 898,573 shares of Common Stock in exchange for $3.1 million in outstanding principal under the Notes. Following the conversion, the Company has no further obligations under the converted Notes. The shares issued upon conversion are subject to piggyback registration rights previously granted to the investors. See Public Offerings of Common Stock in Note 3 – Stockholders’ Equity

During the quarter ended March 31, 2025, the carrying amount of convertible notes, totaling $1.7 million, including unamortized debt discount of $1.5 million, was reclassed to equity. For the three months ended September 30, 2024, the Company recorded amortization of discount on convertible notes of $145 thousand.

Note 3 – Convertible Notes

Between August 5, 2024 and August 27, 2024, we issued convertible promissory notes in the aggregate principal amount of $3.1 million to 10 accredited investors, pursuant to a private note financing. The Notes were set to mature in June 2026 and did not carry any interest. The Notes were convertible into shares of the Company’s common stock par value $0.0001 per share (the “Common Stock”) upon the occurrence of certain events, (i.e., qualified financing resulting in at least $5.0 million to the Company, if the Common Stock was uplisted to a national securities exchange or if neither of those such events occurred prior to the maturity date, (together with Sale of the Company (as hereinafter defined), a “Conversion Event”)). In the event the Company did not complete a qualified financing or uplist at or before the maturity date, the outstanding balance of the Notes shall automatically convert without any further action by the Holder into shares of the Company’s common stock at a conversion price equal to eighty-five percent (85%) to the VWAP of the Common Stock on the OTC Markets for the five trading days immediately prior to maturity date. The Note also provided that if there was a Sale of the Company, as defined in the Note, the Holder could elect to receive a cash payment equal to the aggregate amount of principal then outstanding under such Holder’s Note or convert the Note into shares of Common Stock equal to 85% of the VWAP of the Common Stock on the OTC Markets for the five trading days immediately prior to the Sale of the Company. Although the conversion price was dependent upon the type of Conversion Event that occurred, the Note carried a ceiling and floor price: the applicable conversion price was not lower than 85% of the 5-day VWAP on the applicable Closing Date (the “Floor Price”) nor was the applicable conversion price be higher than $3.50 per share (the “Ceiling Price”); the Floor Price and Ceiling Price shall automatically adjust in the event of a stock split or consolidation by the Company. Since the Floor Price was tied to the Closing Date, the Floor Price differed for investors who were part of different closings. The Floor Price for the investors who participated in the closings was equal to $2.47 or $2.68 per share. The Investors were granted piggyback registration rights for the shares of Common Stock underlying the Note.

The Note Purchase Agreement also contained customary representations and warranties of the Company and the Investors, indemnification obligations of the Company, termination provisions, and other obligations and rights of the parties.

The Company analyzed the embedded features of the convertible notes and the debt discount is being amortized over the term of the convertible notes using the effective interest method and the derivative liabilities are marked-to-market at each reporting date. See Fair Value of Financial Instruments in Note 2 – Summary of Significant Accounting Policies for additional information.

On March 25, 2025, the Company determined that a Conversion Event had occurred pursuant to the terms of the Notes. As a result, certain holders elected to convert their Notes at the applicable Ceiling Price of $3.50 per share, resulting in the issuance of an aggregate of 898,573 shares of Common Stock in exchange for $3.1 million in outstanding principal under the Notes. Following the conversion, the Company has no further obligations under the converted Notes. The shares issued upon conversion are subject to piggyback registration rights previously granted to the investors. See Public Offering of Common Stock in Note 4 – Stockholders’ Equity

For the fiscal year ended June 30, 2025, the Company recorded amortization of discount on convertible notes of $715 thousand. The carrying amount of convertible notes, totaling $1.7 million, including unamortized debt discount of $1.5 million, was reclassed to equity.

As of June 30, 2025, the Company’s convertible notes are as follows ($ in thousands):

Principal amounts of convertible notes	$3,145
Less: unamortized debt discount	(1,478)
Convertible notes, net of discount	1,667
Conversion of convertible notes	(1,667)
Principal amounts of convertible notes	$-